Commitments and Contingencies (Q3) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Civil money penalty	$ 1.5
Software License Agreements
Restructuring Cost and Reserve [Line Items]
2024	1.8
2025	7.3	$ 7.1
2026	$ 7.5	$ 7.3
Agreement period	3 years	3 years